Provisions for legal proceedings	12 Months Ended
Dec. 31, 2021
Provisions For Legal Proceedings
Provisions for legal proceedings

18.	Provisions for legal proceedings
18.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

·	Labor claims, in particular: (i) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated; and (ii) actions of outsourced employees;
·	Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; and (ii) lack of payment of Social Security Contribution levied on bonuses paid to employees;
·	Civil claims, in particular: (i) lawsuits related to contracts; (ii) royalties and special participation charges, including royalties over shale extraction; and (iii) penalties applied by ANP relating to measurement systems.
·	Environmental claims mainly regarding: (i) fines relating to an environmental accident in the State of Paraná in 2000; (ii) fines relating to the Company’s offshore operation; and (iii) public civil action for oil spill in 2004 in Serra do Mar State Park in the state of Sao Paulo.

Provisions for legal proceedings are set out as follows:

Current and Non-current liabilities	12.31.2021	12.31.2020
Labor claims	716	706
Tax claims	306	488
Civil claims	820	713
Environmental claims	176	292
Total	2,018	2,199

	2021	2020
Opening Balance	2,199	3,113
Additions, net of reversals	540	464
Use of provision	(715)	(744)
Revaluation of existing proceedings and interest charges	150	28
Transfer to assets held for sale	(3)	—
Others	11	20
Cumulative translation adjustment	(164)	(682)
Closing Balance	2,018	2,199

In preparing its consolidated financial statements for the year ended December 31, 2021, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

18.2.	Judicial deposits

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

Non-current assets	12.31.2021	12.31.2020
Tax	5,790	5,154
Labor	796	831
Civil	1,275	1,095
Environmental	101	113
Others	76	88
Total	8,038	7,281

	2021	2020
Opening Balance	7,281	8,236
Additions	1,145	937
Use	(109)	(86)
Accruals and charges	263	90
Others	3	(4)
Cumulative translation adjustment	(545)	(1,892)
Closing Balance	8,038	7,281

In the year ended December 31, 2021, the Company made judicial deposits in the amount of US$ 1,144, including: (i) US$ 359 referring to IRPJ and CSLL for not adding profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; (ii) US$ 339 relating to the unification of Fields (Cernambi, Tupi, Tartaruga Verde and Tartaruga Mestiça); (iii) US$ 224 related to CIDE and PIS/COFINS on the chartering of platforms; (iv) US$ 116 referring to IRPJ and CSLL in the deduction of expenses with Petros; (v) US$ 66 referring to several judicial deposits of a tax nature; and (vi) US$ 57 relating to the lack of payment of Social Security Contribution levied on bonuses paid to employees, mainly offset by (vii) US$ 132 referring to indemnity action due to the unilateral termination of contract for the securitization of IPI credits.

18.3.	Contingent liabilities

Contingent liabilities for which either the Company is unable to make a reliable estimate of the expected financial effect that might result from resolution of the proceeding, or a cash outflow is not probable, are not recognized as liabilities in the financial statements but are disclosed in the notes to the financial statements, unless the likelihood of any outflow of resources embodying economic benefits is considered remote.

The estimates of contingent liabilities for legal, administrative and arbitrations proceedings are indexed to inflation and updated by applicable interest rates. As of December 31, 2021, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2021	12.31.2020
Tax	24,785	24,511
Labor	7,172	8,179
Civil - General	5,412	4,621
Civil - Environmental	1,192	1,465
Total	38,561	38,776

The tables below detail the main causes of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible:

		Estimate
Description of tax matters	12.31.2021	12.31.2020
Plaintiff: Secretariat of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.

	9,092	9,532
2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	3,890	4,106
3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2019, the Company obtained a final decision at CARF, canceling part of the debts. In 2021, new tax notices were issued against the Company.	827	781
4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels. In 2021, there was a reduction in the value due to a decision favorable to the Company.	706	812
5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages.	428	454
6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Current status: The claim involves lawsuits in different administrative and judicial stages. The expected loss in one lawsuit is now deemed possible (formerly remote), due to an unfavorable decision by the Regional Court of the 2nd Region in a similar case.	570	468
7) Income taxes (IRPJ and CSLL) - Amortization of goodwill on the acquisition of equity interests.
Current status: This claim involves lawsuits in different administrative and judicial stages.	234	326
8) Deduction of the PIS and COFINS tax base on ship or pay contracts and charters of aircraft and vessels.
Current status: New notice issued in 2021. The claims involve lawsuit in administrative stage. An appeal was filed. A decision of the first administrative instance is awaited.	330	−
9) Collection of IRPJ and CSLL - Transfer price - Charter contracts
Current status: New notice issued in 2021. An appeal was filed. A decision of the first administrative instance is awaited.	287	−
10) Import tax, PIS/COFINS and customs fines - import of vessels through Repetro's Special Customs Regime.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, new notices were issued.	249	86
Plaintiff: States of SP, RJ, BA, PA, AL, MA, PB, PE, AM and SE Finance Departments
11) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves several tax notices from the states which are in different administrative and judicial stages.	367	384
Plaintiff: States of RJ, AL and BA Finance Departments
12) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.	746	788
Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
13) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	788	818
Plaintiff: States of RJ, BA, PE, SE and AM Finance Departments
14) The plaintiff alleges that the transfers between branches, especially in RJ, without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: This claim involves lawsuits in different administrative and judicial stages.	800	812
Plaintiff: States of GO, RJ, PA, BA, SE, SP, PR, AM, CE, MT, RN and PE Finance Departments

15) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, new notices were issued.	569	517
Plaintiff: States of RJ, PR, AM, BA, PA, PE, SP and AL Finance Departments
16) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, new notices were issued.	446	392
Plaintiff: State of SP Finance Department
17) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, there was a review of the expected loss of a case, from possible to remote, due to a favorable Court decision.	232	416
Plaintiff: States of RJ, SP, BA, PE, PR, SE and CE Finance Departments
18) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: New notices issued in 2021. This claim involves lawsuits still in administrative stages and other lawsuits in judicial stages.	417	331
Plaintiff: States of RJ, SP, BA, AL, PE, CE and AM Finance Departments
19) Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Current status: This claim involves lawsuits in different administrative and judicial stages.	421	418
Plaintiff: Municipal government of Angra dos Reis/RJ
20) Added value of ICMS on oil import operations.
Current status: This claim involves lawsuits in several judicial stages. The lawsuits are in different procedural stages, still without a decision on the merits in the first instance. In 2021, new lawsuits were filed.	289	99
Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória
21) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".
Current status: This claim involves lawsuits in different administrative and judicial stages.	1,071	1,056
Plaintiff: Several Municipalities
22) Alleged failure to withhold and pay tax on services (ISSQN).
Current status: There are lawsuits in different administrative and judicial stages.	201	190
23) Other tax matters	1,825	1,725
Total for tax matters	24,785	24,511

		Estimate
Description of labor matters	12.31.2021	12.31.2020
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: The dispute is in the Federal Supreme Court (STF). Petrobras filed an appeal and, On 07/28/2021, the Minister Rapporteur decided favorably to the Company, reforming the decision of the Plenary of the Superior Labor Court (TST) which was contrary to Petrobras. Currently, the judgment of the appeals filed by the plaintiff and by several amicus curiae is in progress, with 3 votes in favor of the Company, recognizing the merit of the collective bargaining agreement signed between Petrobras and the unions. Considering that the last minister to vote requested additional information, the trial was suspended, and is pending the presentation of the vote by this last minister.	5,916	6,679
2) Other labor matters	1,256	1,500
Total for labor matters	7,172	8,179

		Estimate
Description of civil matters	12.31.2021	12.31.2020
Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.

1) Administrative and legal proceedings that discuss:

a) Difference in special participation and royalties in different fields;

b) Fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.

Current status: The claims involve lawsuits in different administrative and judicial stages.	1,197	1,319
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
2) Proceedings challenging an ANP order requiring Petrobras to unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; and to unite Tartaruga Verde and Mestiça fields, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:

a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision;

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.

c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.

	829	471
Plaintiff: Agência Estadual de Regulação de Serviços Públicos de Energia, Transportes e Comunicações da Bahia (AGERBA) and State Gas Companies
3) Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).
Current status: In March 2022, the Company entered into an agreement to extinguish the litigation involving AGERBA, classifying a portion of this amount under dispute as probable and other portion as remote. The claims also involve other lawsuits in different legal stages.	29	308
Plaintiff: Several service providers
4) Claims related to goods and services supply contracts, with emphasis on discussions about economic and financial imbalance, contractual breach, fines and early termination of contracts.
Current status: The claims involve lawsuits in different administrative and judicial stages.	2,472	1,687
5) Several lawsuits of civil nature, with emphasis on those related to expropriation and easement of passage, corporate disputes and civil liability.	885	836
Total for civil matters	5,412	4,621

		Estimate
Description of environmental matters	12.31.2021	12.31.2020
Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.
1) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.
Current status: The parties entered into an agreement and resolved the issue of merit, pending only the discussion relating to the amount of attorney fees.	36	425
2) Several lawsuits of an environmental nature, with emphasis on fines related to the company's operations and public civil action for alleged environmental damage due to the sinking of Platform P-36.	1,156	1,040
Total for environmental matters	1,192	1,465

18.4.	Class action in Netherlands and Arbitrations in Brazil and in Argentina
18.4.1.	Class action in Netherlands

On January 23, 2017, the Stichting Petrobras Compensation Foundation (“Foundation”) filed a class action before the district court in Rotterdam, in the Netherlands, against Petrobras parent company and Petrobras International Braspetro B.V. (PIBBV), Petrobras Global Finance B.V. (PGF), Petrobras Oil & Gas B.V. (PO&G) and some former managers of Petrobras.

The Foundation allegedly represents the interests of an unidentified group of investors and alleges that based on the facts uncovered by the Lava Jato investigation the defendants acted unlawfully towards investors. Based on the allegations, the Foundation seeks a number of declaratory relieves from the Dutch court.

The Company filed their first response to the claim on May 3, 2017 (first docket date), presenting the law firms that will defend these companies and requesting a hearing to discuss some aspects of the case.

On August 23, 2017, a hearing was held at the District Court in Rotterdam (“Court”) to establish the timeframe for proceedings. Petrobras (and other defendants) presented preliminary defenses on November 29, 2017 and the Foundation presented its response on March 28, 2018. On June 28, 2018, a hearing was held for the parties to present oral arguments. On September 19, 2018, the Court rendered its interim decision in the motion proceedings in which it accepted jurisdiction in most of 7 claims of the Foundation.

On January 29, 2020, the Court determined that shareholders who understand Portuguese and / or who bought shares through intermediaries or other agents who understand that language, among other shareholders, are subject to the arbitration clause provided for in the Company's Bylaws, remaining out of the collective action proposed by the Foundation. The Court also considered the binding effect of the agreement signed to close the United States' Class action. In this way, the Foundation needs to demonstrate that it represents a sufficient number of investors to justify pursuing collective action in the Netherlands. The Foundation and the Company presented the oral arguments at a hearing held on January 26, 2021.

On May 26, 2021, the Court ruled that the class action must proceed and that the arbitration clause in Petrobras' Bylaws does not prevent the company's shareholders from having access to the Dutch Judiciary and being represented by the Foundation. However, investors who have already initiated arbitration against Petrobras or who are parties to legal proceedings in which the applicability of the arbitration clause has been definitively recognized are excluded from the action. On the same date, the class action moved to the merits discussion phase.

This collective action involves complex issues that are subject to substantial uncertainties and depend on a number of factors such as the standing of the Foundation as the alleged representative of the investors' interests, the applicable rules to this complaint, the information produced the evidentiary phase of the proceedings, analysis by experts, the timing of court decisions and rulings by the court on key issues, and the Foundation only seeks declaratory reliefs in this collective action. Currently, it is not possible to determine if the Company will be found responsible for the payment of compensation in subsequent individual complaints after this action as this assessment depends on the outcome of these complex issues. Moreover, it is uncertain which investors will be able to file subsequent individual complaints related to this matter against the Company.

In addition, the allegations asserted are broad, span a multi-year period and involve a wide range of activities, and, at the current stage, the impacts of such allegations are highly uncertain. The uncertainties inherent in all such matters affect the amount and timing of the ultimate resolution of these actions. As a result, the Company is unable to make a reliable estimate of eventual loss arising from this action. The company reiterates its victim condition of the corruption scheme uncovered by the Lava Jato investigation and aims to present and prove this before the Dutch Court.

The uncertainties inherent in all such matters do not enable the company to identify possible risks related to this action. Compensation for the alleged damages will only be determined by court rulings on complaints to be filed by individual investors. The Foundation is not able to demand compensation for damages, since the final decision will be merely declaratory in nature.

The Company denies the allegations presented by the Foundation and intend to defend themselves vigorously.

18.4.2.	Arbitrations in Brazil

Petrobras is also currently a party to seven arbitrations proceedings before the Market Arbitration Chamber (Câmara de Arbitragem do Mercado - CAM), linked to the Brazilian Stock Exchange (B3), brought by investors who purchased Petrobras’ shares traded on B3. Six of these arbitrations were initiated by national and foreign investors. The other proceeding was brought by an association that is not a shareholder of the Company and intends to be a collective arbitration, through representation of all minority shareholders of Petrobras that acquired shares on B3 between January 22, 2010 and July 28, 2015. Investors claim alleged financial losses caused by facts uncovered in the Lava Jato investigation.

These claims involve complex issues that are subject to substantial uncertainties and depend on a number of factors such as the novelty of the legal theories, the timing of the Chamber of Arbitration decisions, the information produced in discovery and analysis by retained experts.

Moreover, the claims asserted are broad and span a multi-year period. The uncertainties inherent in all such matters affect the amount and timing of their ultimate resolution. As a result, the Company is unable to make a reliable estimate of eventual loss arising from such arbitrations.

Depending on the outcome of these complaints, the Company may have to pay substantial amounts, which may have a significant effect on its consolidated financial position, financial performance and cash flows in a certain period. However, Petrobras does not recognize responsibility for the losses alleged by investors in these arbitrations.

Most of these arbitrations are still in the preliminary stages and a final decision is not expected in the near future. However, in relation to one of the arbitrations, proposed by two institutional investors, on May 26, 2020, a partial arbitral award was issued indicating the Company's responsibility, but not determining the payment of amounts by Petrobras, nor ending the procedure. This arbitration, as well as the other arbitrations in progress, are confidential and the partial arbitral award - which does not represent a CAM position, but only of the three arbitrators that make up this arbitration panel - does not extend to the other ongoing arbitrations.

On July 20, 2020, Petrobras filed a lawsuit for the annulment of this partial arbitral award, as the Company understands that the award contains serious flaws and improprieties. This lawsuit is still without any assessment on the merits of the case and its judgement is pending. On November 11, 2020, the 5th Business Court of Rio de Janeiro annulled the partial arbitration award, due to these serious flaws and improprieties pointed out by Petrobras. The appeals against this decision are still pending judgement. In compliance with CAM rules, the lawsuit is confidential and only available to those involved in the original arbitration proceeding. Petrobras will continue to defend itself in this and other arbitrations.

18.4.3.	Arbitrations in Argentina

On September 11, 2018, Petrobras was served of an arbitral claim filed by Consumidores Financieros Asociación Civil para su Defensa ("Association") against the company and other individuals and legal entities, before the “Tribunal de Arbitraje General de la Bolsa de Comercio de Buenos Aires”. Among other issues, the Association alleges Petrobras' liability for a supposed loss of market value of Petrobras' shares in Argentina, due to proceedings related to Lava Jato investigation.

On June 14, 2019, the Company informed that the Chamber of Arbitration recognized the withdrawal of the arbitration due to the fact that the Association had not paid the arbitration fee within the established period. The Association appealed to the Argentine Judiciary against this decision, which was rejected on November 20, 2019. The Association filed a new appeal addressed to the Argentine Supreme Court, pending a final decision.

Petrobras denies the allegations presented by the Association and intends to defend itself vigorously.

18.5.	Other legal proceedings in Argentina

Petrobras was included as a defendant in criminal actions in Argentina:

·	Criminal action for alleged non-compliance with the obligation to publish “press release” in Argentina about the existence of a class action filed by Consumidores Financieros Asociación Civil para su Defensa before the Commercial Court, according to the provisions of the Argentine capital market law. Petrobras was never mentioned in the scope of the referred collective action. Petrobras presented procedural defenses in the criminal action but some of them have not yet been judged by the court. On March 4, 2021, the Court (Room A of the Economic Criminal Chamber) decided that the jurisdiction for the trial of this criminal action should be transferred from the Criminal Economic Court No. 3 of the city of Buenos Aires to the Criminal Economic Court No. 2 from that same city;
·	Criminal action related to an alleged fraudulent offer of securities, when Petrobras allegedly declared false data in its financial statements prior to 2015. Petrobras presented procedural defenses, currently the subject of appeals in Argentine courts. On October 21, 2021, after an appeal by the Association, the Court of Appeals revoked the lower court decision that had recognized Petrobras' immunity from jurisdiction and recommended that the lower court take some steps to certify whether the Company could be considered criminally immune in Argentina for further reassessment of the issue. Petrobras appealed against this decision, and its judgment is still pending. On the same occasion, the Court of Appeals recognized that the Association could not act as a representative of financial consumers, due to the loss of its registration with the competent Argentine bodies. This criminal action is pending before the Criminal Economic Court No. 2 of the city of Buenos Aires.
18.6.	Tax recoveries under dispute
18.6.1.	Deduction of VAT tax (ICMS) from the basis of calculation of PIS and COFINS

The Company filed complaints against Brazilian Federal Government challenging the constitutionality of the inclusion, from 2001 to 2020, of ICMS within the calculation basis of PIS and COFINS. In 2020, the Company obtained a favorable and definitive court decision on this claim, and the Company recognized the corresponding credit. The tax credit relates to the exclusion of the ICMS effectively collected when included in the basis of calculation of PIS and COFINS, as deliberated by the Federal Revenue of Brazil, as set out in note 16.

In relation to the amounts corresponding to the difference between the criterion established in the regulation and the ICMS amount reported in the invoices, these were not recognized as tax credit, since it was pending final decision of the Federal Supreme Court (STF).

On May 14, 2021, the extract from the minutes of the judgment of the STF on the motion for clarification filed by the Brazilian Federal Government was published and made it clear that the criterion to be used for the purposes of calculating the ICMS in the calculation basis of the PIS and COFINS is the amount presented in the invoice. Based on the decision of the STF, Petrobras recognized the asset related to the difference between these criteria. This amount is being offset in the Company's tax calculation.

The recognized effects relating to the exclusion of ICMS on the PIS and COFINS basis, as well as the offset of these amounts, are presented in note 16.1.

18.6.2.	Compulsory Loan - Eletrobrás

The Brazilian Federal Government, aiming to finance the expansion of the national electricity system, established the compulsory loan that lasted until 1993 in favor of Eletrobrás, which was the operator of this system. The loan was charged to consumers' electricity bills.

In 2010, the Company filed a lawsuit to recognize its right to receive the differences in monetary correction and interest on a compulsory loan from Eletrobrás, in relation to the third conversion of Eletrobrás shares, in the period from 1987 to 1993.

In 2021, the Company changed to probable the expectation of a gain on this lawsuit, based on recent judicial decisions on the subject. Considering that legal discussions are still pending regarding the methodology for calculating the credit, the Company is still unable to estimate the amount of the contingent asset.

Considering that legal discussions are still pending regarding the calculation methodology for calculating the credit, the value of the contingent asset will be determined in the course of the process

18.6.3.	Lawsuits brought by natural gas distributors and others

Some natural gas distributors and other entities have filed lawsuits against Petrobras, in which they claim the extension of the effects of the natural gas supply contracts that expired in December 2021. As the prices of liquefied natural gas imported by Petrobras, necessary to meet to new commitments showed a great increase in the last months of 2021, Petrobras offered for new contracts with start of supply from January 1, 2022 proposals with prices in line with the current market situation. However, some natural gas distributors and other entities rejected the new prices, claiming that Petrobras allegedly abuses its economic power.

In these lawsuits, the judges granted injunctions to maintain the prices of the old contracts. Petrobras appealed these decisions and the appeals are awaiting judgment. At the same time, the Company proposed arbitration, given that this is the dispute settlement method defined in the contracts.

18.7.	Accounting policy for provisions for legal proceedings, contingent liabilities and contingent assets

Provisions are recognized when: (i) the company has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and (iii) the amount of the obligation can be reliably estimated.

Contingent liabilities are not recognized but are disclosed in explanatory notes when the likelihood of outflows is possible, including those whose amounts cannot be estimated.

The methodology used to estimate the provisions is described in note 4.5.

Contingent assets are not recognized, but are disclosed in explanatory notes when the inflow of economic benefits is considered probable. However, if the inflow of economic benefits is virtually certain, the related asset is not a contingent asset and it is recognized.